Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2020	54	295	349
Additions	6	73	79
Disposals	(1)	(1)	(2)
Exchange differences	(3)	(21)	(24)
At December 31, 2020	56	346	402
Additions	26	55	81
Disposals	(1)	(1)	(2)
Exchange differences	2	22	24
At December 31, 2021	83	422	505
Accumulated depreciation
At January 1, 2020	(29)	(29)	(58)
Depreciation charge	(9)	(28)	(37)
Disposals	—	1	1
Exchange differences	2	3	5
At December 31, 2020	(36)	(53)	(89)
Depreciation charge	(9)	(32)	(41)
Disposals	1	1	2
Exchange differences	(2)	(3)	(5)
At December 31, 2021	(46)	(87)	(133)
Cost, net accumulated depreciation
At December 31, 2020	20	293	313
At December 31, 2021	37	335	372